INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits					$ 0	$ 0